Fixed Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,880,267	¥ 18,657,795	¥ 14,584,658
Accumulated depreciation	(1,239,721)	(8,030,668)	(5,879,294)
Fixed assets, net	1,640,546	10,627,127	8,705,364
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,932,900	12,520,942	9,764,297
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	477,716	3,094,551	1,776,651
Office building and its related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	245,931	1,593,090	577,178
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,855	31,450	29,363
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	66,866	433,144	342,452
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	46,668	302,304	311,076
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 105,331	¥ 682,314	¥ 1,783,641